Intangible Assets - Summary of Intangible Assets with Indefinite Useful Life (Detail)		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Developed technology [member]
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill		7 years
Brand name[member]
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets other than goodwill		20 years